Acquisition	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about business combination [abstract]
Acquisition
6.	Acquisition

The Company entered into a Joint Development Agreement dated 4 January 2017 (the "JDA") with Continental Hilir Indonesia Pte. Ltd. ("CHI"), a privately held Singapore company, regarding the development of small scale crude oil refinery projects in Indonesia.

On 31 August 2017, the Company closed a deal (the "CHI Transaction") with eight subscribers and shareholders (the “Subscribers”) of CHI, who had invested a total of $700,000 into CHI, consisting of $550,000 in cash and $150,000 in management services to CHI. CHI had made non-interest bearing reimbursable advances directly to the benefit of the Company of $381,666 in relation the JDA. Upon closure of the CHI Transaction the JDA between CHI and the Company was terminated and extinguished.

In accordance with separate settlement and disposition agreements with each one of the Subscribers, the Company reimbursed the entire $700,000 to the Subscribers by way of the issue of its own securities in an aggregate amount of 14,000,000 Units (the “Units”) at a value of $0.05 per Unit. Each Unit consisted of one common share of the Company and one warrant to purchase an additional common share at a fixed price of $0.10 per common share for a term of one year from issue.

Three of the Subscribers are also directors of the Company. The other subscribers are all arms-length and unrelated parties to the Company. Each one of the related parties received 1,000,000 of the Units upon issue on the same terms as the arms-length Subscribers. (Note 11). The allocation of the purchase price was as follows:

Fair value of 14,000,000 shares issued (Note 10)	$541,796
Fair value of 14,000,000 warrants issued (Note 10)	158,204
Total consideration	700,000
Net assets (liabilities) acquired from CHI
Prepayments and advances	98,277
Accounts payable and accrued liabilities	(115,000)

Cash advances settled	381,666
Net assets acquired	364,943

Transaction cost	$335,057

Subsequent to the closure of the CHI Transaction on 31 August 2017, the Company established a new subsidiary in Indonesia, PT Continental Hilir Indonesia ("PT-CHI") on 12 September 2017. PT-CHI has replaced CHI and has assumed the business objectives and purpose for which the Company and CHI originally entered the JDA. At the fiscal year end 30 June 2018, CHI is dormant and the Company plans to cause it to be dissolved in fiscal 2019.